PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

a.Composition of property and equipment, grouped by major classifications, is as follows:

	December 31,
	2014	2013
Cost:

Buildings and land	$93,094	$92,267
Computers, software and electronic equipment	67,874	63,290
Equipment leased to others	75,606	63,128
Office furniture and equipment	7,823	8,524
Vehicles	455	506
Leasehold improvements	2,747	2,671

	247,599	230,386
Accumulated depreciation *)	156,706	145,017

Depreciated cost	$90,893	$85,369

*)	The accumulated depreciation of equipment leased to others as of December 31, 2014 and 2013 is $ 63,956 and $ 58,623, respectively.

b.Depreciation expenses totaled $ 10,091, $ 9,162 and $ 8,554 in 2014, 2013 and 2012, respectively.

c.At December 31, 2014 and 2013, property and equipment under capital leases consisted of assets with a depreciated cost of $ 1,095 and $ 0, respectively. Depreciation of property and equipment under capital leases totaled $ 110, $ 0 and $ 0 for the years ended December 31, 2014, 2013 and 2012, respectively.

d.As for pledges and securities, see also note 12d.